Organization, Nature of Business, and Basis of Presentation (Details Textual) (USD $)	1 Months Ended	3 Months Ended	12 Months Ended
	Nov. 22, 2013	Mar. 31, 2014	Dec. 31, 2013 bbl	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2014 Common Class B [Member]	Dec. 31, 2013 Common Class B [Member]	Dec. 31, 2012 Common Class B [Member]	Mar. 28, 2014 Greenlight [Member]	Mar. 28, 2014 Brickman Parties [Member]
Organization Nature Of Business And Liquidity Considerations [Line Items]
Proceeds From Repayments Of Debt Gross	$ 3,330,000
Percentage Of Owned Of Subsidiaries Membership Units		87.30%	87.30%
Remaining Percentage Of Owned By Investment Funds Affiliates		12.70%	12.70%
Common stock, shares outstanding		5,482,585	5,482,585		5,483,773		795,479	795,479	795,479
Cash and cash equivalents		10,115,000	12,872,000	9,615,000	9,323,000	15,139,000
Production, Barrels of Oil Equivalents			110,000,000
Business Acquisition Payable In Cash And Shares										275,000,000
Common Stock Owning Percentage										49.90%	8.40%
Operating Loss Carryforwards		$ 179,000,000	$ 178,200,000
Noncontrolling Interest Ownership Percentage		12.70%